ENTITY-WIDE DISCLOSURES - Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 80,347,614	$ 40,978,001	$ 193,066,862	$ 93,145,810
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	37,866,756	35,431,209	136,272,790	81,007,166
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 42,480,858	$ 5,546,792	$ 56,794,072	$ 12,138,644